Stockholder's Equity (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Shares Outstanding (in shares)	3,075,431	3,305,431	2,675,431		3,305,431		2,465,431
Number of Shares Granted (in shares)	158,000	400,000	870,000		1,270,000		875,000
Number of Shares Exercised (in shares)	0	0	0		0		0
Number of Shares Forfeited or Expired (in shares)	(142,431)	(1,030,000)	(470,000)		(1,500,000)		(35,000)
Number of Shares Outstanding (in shares)	3,091,000	2,675,431	3,075,431		3,075,431		3,305,431		2,465,431
Number of shares - Exercisable (in shares)	2,125,000	1,515,431	2,265,431		2,265,431		2,182,097		1,298,764
Weighted Average Exercise Price Outstanding (in dollars per share)	$ 0.71	$ 0.70	$ 0.83		$ 0.70		$ 0.59
Weighted Average Exercise Price Granted (in dollars per share)	$ 0.70	$ 1.07	$ 0.46		$ 0.65		$ 1.03
Weighted Average Exercise Price Exercised (in dollars per share)	$ 0	$ 0	$ 0		$ 0		$ 0
Weighted Average Exercise Price Forfeited or Expired (in dollars per share)	$ 2.12	$ 0.50	$ 1.03		$ 0.67		$ 0.84
Weighted Average Exercise Price Outstanding (in dollars per share)	$ 0.64	$ 0.83	$ 0.71		$ 0.71		$ 0.70		$ 0.59
Weighted Average Exercise Price Exercisable (in dollars per share)	$ 0.71	$ 0.64	$ 0.70		$ 0.70		$ 0.71		$ 0.49
Weighted Average Remaining Contractual Term Outstanding (in years)	2 years 4 months 6 days	1 year 11 months 26 days	2 years 3 months 29 days		2 years 3 months 29 days		2 years 6 months 4 days		3 years 4 months 2 days
Weighted-Average Remaining Contractual Term - Exercisable (in years)	1 year	2 years	1 year 3 months		1 year 3 months		2 years 3 months		3 years 4 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			$ 106,051	[1]	$ 106,051	[1]	$ 1,064,876	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			$ 93,318	[1]	$ 93,318	[1]	$ 683,297	[1]

[1]	The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.